Fair Value Measurements - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Redemption description	There are no redemption restrictions on the Stable Value Fund II. The Fidelity Institutional AM Total International Equity Fund requires the plan to provide five business day advance notice for plan directed withdrawals exceeding $1 million of the assets invested in the fund.
Unfunded commitments	$ 0
Contractual obligations to further investment	0
Stable Value Fund II
EBP, Investment, Fair Value and NAV [Line Items]
Redemption restrictions	$ 0
The Fidelity Institutional AM Total International Equity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Notice period	5 days
Directed withdrawals exceeding of assets invested	$ 1,000,000